Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Supplement dated June 18, 2013 to

the Retail Shares Prospectus and the Fiduciary Shares Prospectus,

dated December 1, 2012, as supplemented January 28, 2013 and April 3, 2013,

and the Class U Shares Prospectus, dated December 1, 2012, as supplemented April 3, 2013.

This supplement provides new and additional information beyond the information already contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective June 18, 2013:

In addition to the portfolio managers listed in the Prospectuses for HighMark Balanced Fund, HighMark Large Cap Growth Fund and HighMark Value Fund, Derek Izuel, Vice President and Chief Equity Officer of HighMark Capital Management, Inc., is a portfolio manager of such funds. The Prospectuses are hereby modified accordingly.

In addition to the portfolio managers listed in the Prospectuses for HighMark Balanced Fund, HighMark Bond Fund, HighMark Short Term Bond Fund, HighMark California Intermediate Tax-Free Bond Fund and HighMark National Intermediate Tax-Free Bond Fund, David Wines, Vice President and Chief Fixed-Income Officer of HighMark Capital Management, Inc., is a portfolio manager of such funds. The Prospectuses are hereby modified accordingly.

The primary benchmark for HighMark Value Fund is hereby changed from the S&P 500 Index to the Russell 1000 Value Index to better match the investment strategies of HighMark Value Fund. The secondary benchmark is hereby changed from the Russell 1000 Value Index to the S&P 500 Index. The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged S&P 500 Index is a market-capitalization, value-weighted composite index of 500 large capitalization U.S. companies. The Prospectuses are hereby modified accordingly.

HMKSK1080010

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Supplement dated June 18, 2013 to

the Statement of Additional Information,

dated December 1, 2012, as supplemented April 3, 2013.

This supplement provides new and additional information beyond the information already contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Effective June 18, 2013, the following information is hereby added to the “Other Accounts Managed by the Portfolio Managers” table in the “Portfolio Managers” section of the SAI. The table shows the number and assets of other investment accounts (or portions of investment accounts) that Derek Izuel, portfolio manager of HighMark Balanced Fund, HighMark Large Cap Core Equity Fund, HighMark Large Cap Growth Fund, HighMark Small Cap Core Fund, HighMark Value Fund, HighMark Tactical Growth & Income Allocation Fund and HighMark Tactical Capital Growth Allocation Fund, and David Wines, portfolio manager of HighMark Balanced Fund, HighMark Bond Fund, HighMark Short Term Bond Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark Tactical Growth & Income Allocation Fund and HighMark Tactical Capital Growth Allocation Fund, managed as of April 30, 2013 as provided by HighMark Capital Management, Inc.

Portfolio Manager	Other SEC- registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of Accounts	Assets (in thousands)	Number of Accounts	Assets (in thousands)	Number of Accounts	Assets (in thousands)
Derek Izuel	4*	$276,018	0	$0	6	$1,487
David Wines	2*	$112,063	0	$0	15	$880,233

* In addition to the four SEC-registered funds, Derek Izuel will manage HighMark Balanced Fund, HighMark Large Cap Growth Fund and HighMark Value Fund effective June 18, 2013. In addition to the two SEC-registered funds, David Wines will manage HighMark Balanced Fund, HighMark Bond Fund, HighMark Short Term Bond Fund, HighMark California Intermediate Tax-Free Bond Fund and HighMark National Intermediate Tax-Free Bond Fund effective June 18, 2013.

Effective June 18, 2013, the following information, as of April 30, 2013, is hereby added to the “Ownership of Securities” table in the “Portfolio Managers” section of the SAI:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities in the Fund Beneficially Owned

Derek Izuel	HighMark Balanced Fund	None
	HighMark Large Cap Growth Fund	None
	HighMark Value Fund	$10,001-$50,000
David Wines	HighMark Balanced Fund	None
	HighMark Bond Fund	None
	HighMark Short Term Bond Fund	None
	HighMark California Intermediate Tax-Free Bond Fund	None
	HighMark National Intermediate Tax-Free Bond Fund	None

HMKSK1080020